Related Party Transactions	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Nov. 30, 2024
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Related Party Transactions

Note 4 — Related Party Transactions

Advances – Related party

As of December 31, 2024, i) the Parent has advanced $87,723 to the Company ii) the Parent has advanced $27,414 to EVGR BVI and iii) the Parents’s Sponsor Evergreen LLC has advanced $3,801 to the Company. The total amount due to related party as of December 31, 2024 and 2023, is $118,938 and $2,866, respectively. The amounts are unsecured, interest free and due on demand.

Rent is being provided by the Parent Sponsor at no monthly cost to the Company.

Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On November 22, 2021, the Sponsor purchased 2,875,000 of the Company’s Class B ordinary shares (the “Founder Shares”) in exchange for $25,000. The Founder Shares include an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The Founder Shares are no longer subject to forfeiture due to full exercise of the over-allotment by the underwriter.

The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

EVERGREEN CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of February 28, 2025 and November 30, 2024 there are $1,848,500 and $1,483,500 outstanding under Working Capital Loan respectively. During the three months ended February 28, 2025, the Company has borrowed $365,000 under Working Capital Loan and during the three months ended February 29, 2024 the Company has borrowed $80,000 under such loan and transferred $121,000 from working capital for extension purpose on January 10, 2024.

Advanced by Related Parties

The Company’s sponsor has advanced $3,801 to the PubCo. The total amount due to related party as of February 28, 2025 and November 30, 2024 is $3,801 and $3,801, respectively.

Extension Loan

On July 18, 2023, the Company filed the Charter Amendment with Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, the Company has the right to extend the period which it has to complete a business combination by up to twelve (12) times for an additional one (1) month each time from August 11, 2023 to August 11, 2024 by depositing into its trust account, for each one-month extension, the lesser of (a) $160,000 and (b) $0.055 for each Class A ordinary share outstanding after giving effect to the redemption of public shares in connection with the Charter Amendment in accordance with the terms of the Company’s amended and restated memorandum and articles of association. On September 21, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of $570,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose. On September 25, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $2,000,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose. $160,000 was deposited into the trust account in October, November and December 2023, $480,000 was deposited into the trust account during the three months ended February 29, 2024.

On May 9, 2024, the Company filed the Charter Amendment with the Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, EVGR has the right to extend the period which it has to complete a business combination by up to nine (9) times for an additional one (1) month each time from May 11, 2024 to February 11, 2025 by depositing into its trust account, for each one-month extension, the lesser of (a) $80,000 and (b) $0.03 for each Class A ordinary share outstanding after giving effect to the redemption of public shares in connection with the Charter Amendment in accordance with the terms of EVGR’s amended and restated memorandum and articles of association. On September 6, 2024, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $1,000,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose. The Company deposited $80,000 into the Trust Account in both December 2024 and January 2025.

On January 28, 2025, the Company filed the Charter Amendment with the Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, EVGR has the right to extend the date by which it has to consummate a business combination up to six (6) times for an additional one (1) month each time from February 11, 2025 to August 11, 2025 (as extended, the “Extended Date”) by depositing into the trust account, for each one-month extension, $0.05 for each Class A ordinary share issued and outstanding after giving effect to the redemption. The Company deposited $110,365 into the Trust Account in February, March and April 2025. The total due to the Company for the extension loans as of February 28, 2025 and November 30, 2024 is $4,570,365 and $4,300,000.

Administrative Support Agreement

The Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support from the date of the Company’s initial public offering until consummation of its initial business combination. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of February 28, 2025 and November 30, 2024, $250,000 and $220,000, respectively, have not been paid to the Sponsor under the Administrative Support Agreement and included in accounts payable.

EVERGREEN CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions

Founder Shares

On November 22, 2021, the Sponsor purchased 2,875,000 of the Company’s Class B ordinary shares (the “Founder Shares”) in exchange for $25,000. The Founder Shares include an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The Founder Shares are no longer subject to forfeiture due to full exercise of the over-allotment by the underwriter.

The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

EVERGREEN CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of November 30, 2024 and November 30, 2023 there are $1,483,500 and $650,000 outstanding under Working Capital Loan respectively. During the year ended November 30, 2024, the Company has borrowed $833,500 under Working Capital Loan and during the year ended November 30, 2023 the Company has borrowed $650,000 under such loan.

Advanced by Related Parties

The Company’s sponsor has advanced $3,801 to the PubCo. The total amount due to related party as of November 30, 2024 and November 30, 2023 is $3,801 and $0, respectively.

Extension Loan

On February 7, 2023, the Company issued an unsecured promissory note to its Sponsor, in the amount of $1,150,000, which amount was deposited into the trust account to extend the available time to complete a business combination to May 11, 2023. None of the funds held in trust will be released from the trust account, other than interest income to pay any tax obligations, until the earlier of the completion of an initial business combination within the required time period or our entry into liquidation if the Company has not consummated a business combination by May 11, 2023 (or August 11, 2023, if further extended). On April 21, 2023 the Company issued an unsecured, non-interest bearing promissory note in the principal amount of $50,000 to Evergreen LLC, the Company’s sponsor for working capital purpose. On June 7, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of $1,350,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purposes in which $1,150,000 was deposited to the trust account to extend the time of business combination period to August 11, 2023.

On July 18, 2023, the Company filed the Charter Amendment with Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, the Company has the right to extend the period which it has to complete a business combination by up to twelve (12) times for an additional one (1) month each time from August 11, 2023 to August 11, 2024 by depositing into its trust account, for each one-month extension, the lesser of (a) $160,000 and (b) $0.055 for each Class A ordinary share outstanding after giving effect to the redemption of public shares in connection with the Charter Amendment in accordance with the terms of the Company’s amended and restated memorandum and articles of association. On September 21, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of $570,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose. $160,000 was deposited into the trust account in July and August for extension loans. On September 25, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $2,000,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose. $160,000 was deposited into the trust account in October, November and December 2023, January, February, March and April 2024, for extension loans.

On May 9, 2024, the Company filed the Charter Amendment with the Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, EVGR has the right to extend the period which it has to complete a business combination by up to nine (9) times for an additional one (1) month each time from May 11, 2024 to February 11, 2025 by depositing into its trust account, for each one-month extension, the lesser of (a) $80,000 and (b) $0.03 for each Class A ordinary share outstanding after giving effect to the redemption of public shares in connection with the Charter Amendment in accordance with the terms of EVGR’s amended and restated memorandum and articles of association. On September 6, 2024, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $1,000,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose. The Company deposited $80,000 into the Trust Account in May, June, July, August, September, October and November. The total due to the Company for the extension loans as of November 30, 2024 and November 30, 2023 is $4,300,000 and $2,940,000, respectively.

Administrative Support Agreement

The Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support from the date of the Company’s initial public offering until consummation of its initial business combination. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of November 30, 2024 and November 30, 2023, $220,000 and $100,000, respectively, have not been paid to the Sponsor under the Administrative Support Agreement and included in accounts payable.

EVERGREEN CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS